Notes Payable (Details Narrative) - USD ($)		1 Months Ended									2 Months Ended	3 Months Ended			12 Months Ended
	May 22, 2019	Aug. 31, 2019	Jul. 31, 2019	May 31, 2019	May 22, 2019	Apr. 30, 2019	Feb. 28, 2019	Jan. 24, 2019	Nov. 25, 2018	Oct. 26, 2018	Sep. 30, 2019	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018	Jan. 07, 2019	Dec. 28, 2017
Note amount		$ 1,150,000	$ 446,600	$ 2,000,000		$ 1,060,000	$ 1,500,000	$ 530,000	$ 1,060,000	$ 682,000	$ 2,222,500				$ 446,600
Purchase price of note		1,000,000	400,000			1,000,000	1,425,000	505,000	1,000,000	550,000	1,976,745				400,000
Investor fee										15,000
Original issue discount		$ 150,000	$ 46,600	$ 25,000		$ 60,000	$ 75,000	$ 25,000	$ 60,000	$ 147,000	245,755				46,600
Effective interest										27.50%								3.00%
Interest rate		10.00%	9.00%	7.00%		10.00%	10.00%	10.00%
Due date				Aug. 01, 2019					Nov. 26, 2019	Oct. 26, 2019
Common stock issued in satisfaction notes				400,000
Number of warrants sold				84,126		176,968	102,143	30,285
Payment of Promissory Note	$ 4,361,500				$ 4,800,000							$ 320,000			320,000
Common stock issued for conversion debt, Shares			1,920,376									1,164,190
Common stock issued for conversion debt, Value			$ 4,350,571									$ 1,736,900			18,406,684
Common stock payable		$ 266,793	0												0	$ 2,168,951
Derivative liability			206,548								$ 1,052,349				206,548
Amortization of debt discount												2,065,835			3,008,849
Debt discount			1,938,994									1,473,842	$ 1,473,842		1,938,994
Deferred tax liability			$ 889,782												889,782	1,040,173	$ 889,782
Notes payable												950,000	950,000
Loss on settlement of debt												(403,214)		$ 0	(16,000)	$ 0
Minimum [Member]
Interest rate											9.00%
Maximum [Member]
Interest rate											10.00%
Notes Payable
Common stock issued for conversion debt, Shares			1,065,826
Loss on settlement of debt												403,214
Settlement of debt												900,000
Regentys
Note amount			$ 353,375									349,656	349,656		353,375
Payment of Promissory Note															51,625
Accrued interest												39,191			24,940
Debt discount			3,719									3,719	3,719		$ 3,719
Number of common stock converted															187,500
Principal
Common stock issued for conversion debt, Value												615,000	$ 110,000		$ 615,000
Principal | Notes Payable
Common stock issued for conversion debt, Value			1,425,000									$ 350,000
Accrued Interest | Notes Payable
Common stock issued for conversion debt, Value			$ 76,976